SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Shareholders' Equity And Earnings Per Share

NOTE 12. SEMPRA ENERGY – SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE

The following table provides the per share computations for our earnings for years ended December 31. Basic earnings per common share (EPS) is calculated by dividing earnings attributable to common stock by the weighted-average number of common shares outstanding for the year. Diluted EPS includes the potential dilution of common stock equivalent shares that could occur if securities or other contracts to issue common stock were exercised or converted into common stock.

EARNINGS PER SHARE COMPUTATIONS AND DIVIDENDS DECLARED
(Dollars in millions, except per share amounts; shares in thousands)
	Years ended December 31,
	2013	2012	2011
Numerator:
Earnings/Income attributable to common shareholders	$1,001	$859	$1,331

Denominator:
Weighted-average common shares outstanding for basic EPS	243,863	241,347	239,720
Dilutive effect of stock options, restricted stock awards and
restricted stock units	5,469	5,346	1,803
Weighted-average common shares outstanding for diluted EPS	249,332	246,693	241,523

Earnings per share:
Basic	$4.10	$3.56	$5.55
Diluted	$4.01	$3.48	$5.51

Dividends declared per share of common stock	$2.52	$2.40	$1.92

The dilution from common stock options is based on the treasury stock method. Under this method, proceeds based on the exercise price plus unearned compensation and windfall tax benefits recognized, minus tax shortfalls recognized, are assumed to be used to repurchase shares on the open market at the average market price for the period. The windfall tax benefits are tax deductions we would receive upon the assumed exercise of stock options in excess of the deferred income taxes we recorded related to the compensation expense on the stock options. Tax shortfalls occur when the assumed tax deductions are less than recorded deferred income taxes. The calculation excludes options for which the exercise price on common stock was greater than the average market price during the period (out-of-the-money options). We had no such antidilutive stock options outstanding during 2013 and 40,000 and 2,083,275 outstanding during 2012 and 2011, respectively.

During 2013 and 2012, we had no stock options outstanding that were antidilutive because of the unearned compensation and windfall tax benefits recognized included in the assumed proceeds under the treasury stock method. We had 900 such antidilutive stock options outstanding during 2011.

The dilution from unvested restricted stock awards (RSAs) and restricted stock units (RSUs) is also based on the treasury stock method. Proceeds equal to the unearned compensation and windfall tax benefits recognized, minus tax shortfalls recognized, related to the awards and units are assumed to be used to repurchase shares on the open market at the average market price for the period. The windfall tax benefits recognized or tax shortfalls recognized are the difference between tax deductions we would receive upon the assumed vesting of RSAs or RSUs and the deferred income taxes we recorded related to the compensation expense on such awards and units. There were no antidilutive RSAs and no antidilutive RSUs from the application of unearned compensation in the treasury stock method in 2013. There were 1,934 such antidilutive RSAs and 7,673 such antidilutive RSUs in 2012 and no such antidilutive restricted stock awards or units in 2011.

Each performance-based RSU represents the right to receive between zero and 1.5 shares of Sempra Energy common stock based on Sempra Energy's four-year cumulative total shareholder return compared to the Standard & Poor's (S&P) 500 Utilities Index, as follows:

Four-Year Cumulative Total Shareholder Return Ranking versus S&P 500 Utilities Index(1)	Number of Sempra Energy Common Shares Received for Each Performance-Based Restricted Stock Unit(2)
75th Percentile or Above	1.5
50th Percentile	1
35th Percentile or Below	―
(1)	If Sempra Energy ranks at or above the 50th percentile compared to the S&P 500 Index, participants will receive a minimum of 1.0 share for each RSU.
(2)	Participants also receive additional shares for dividend equivalents on shares subject to RSUs, which are reinvested to purchase additional units that become subject to the same vesting conditions as the RSUs to which the dividends relate.

RSAs and those RSUs that are solely service-based have a maximum potential of 100 percent vesting and have the same dividend equivalent rights as performance-based RSUs. We include our performance-based RSUs in potential dilutive shares at zero to 150 percent to the extent that they currently meet the performance requirements for vesting, subject to the application of the treasury stock method. Due to market fluctuations of both Sempra Energy stock and the comparative index, dilutive performance-based RSU shares may vary widely from period-to-period. We include our RSAs, which are solely service-based, and those RSUs that are solely service-based in potential dilutive shares at 100 percent.

RSUs and RSAs may be excluded from potential dilutive shares by the application of unearned compensation in the treasury stock method, as we discuss above, or because performance goals are currently not met. The maximum excluded RSUs and RSAs, assuming performance goals were met at maximum levels, were 641,751; 1,134,456 and 4,109,717 for the years ended December 31, 2013, 2012 and 2011, respectively.

We are authorized to issue 750,000,000 shares of no-par-value common stock. In addition, we are authorized to issue 50,000,000 shares of preferred stock having rights, preferences and privileges that would be established by the Sempra Energy board of directors at the time of issuance.

There were no shares of common stock held by the ESOP at December 31, 2013 or 2012, and 153,625 at December 31, 2011. These shares were unallocated and therefore excluded from the computation of EPS.

Excluding shares held by the ESOP, common stock activity consisted of the following:

COMMON STOCK ACTIVITY

	Years ended December 31,
	2013	2012	2011
Common shares outstanding, January 1	242,368,836	239,934,681	240,447,416
Stock options exercised	1,237,348	1,876,303	958,126
Restricted stock issuances	21,121	2,580	11,876
Restricted stock units vesting(1)	1,491,170	683,416	2,625
Shares released from ESOP	―	153,625	350,815
Shares repurchased(2)	(657,148)	(281,769)	(1,836,177)
Common shares outstanding, December 31	244,461,327	242,368,836	239,934,681
(1)	Includes dividend equivalents.
(2)	In addition to formal common stock repurchase programs which we discuss below, we also, from time to time, purchase shares of our common stock from restricted stock plan participants who elect to sell a sufficient number of vesting restricted shares to meet minimum statutory tax withholding requirements.

Our board of directors has the discretion to determine the payment and amount of future dividends.

COMMON STOCK REPURCHASE PROGRAMS

On September 11, 2007, our board of directors authorized the repurchase of additional shares of our common stock provided that the amounts expended for such purposes did not exceed the greater of $2 billion or amounts expended to purchase no more than 40 million shares. Purchases may include open-market and negotiated transactions, structured purchase arrangements, and tender offers.

In April 2008, we entered into a share repurchase program under which we expended $1 billion to repurchase 18,416,241 shares of our common stock in 2008 at a weighted average price of $54.30 per share.

In September 2010, we entered into a share repurchase program under which we prepaid $500 million to repurchase shares of our common stock in a share forward transaction. The program was completed in March 2011 with a total of 9,574,435 shares repurchased at an average price of $52.22 per share. Our outstanding shares used to calculate earnings per share were reduced by the number of shares repurchased when they were delivered to us, and the $500 million purchase price was recorded as a reduction in shareholders' equity upon its prepayment. We received 8,078,000 shares during 2010 and 1,496,435 shares in 2011.

These share repurchase programs are unrelated to share-based compensation as described in Note 8.